Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 03, 2014
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated September 17, 2014 to the

Prospectus dated February 3, 2014, Revised as of April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class R4 shares found in the first paragraph and table under Performance Information on page 9 for the Short-Duration Bond Fund:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

Average Annual Total Returns

(For the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Class R4	Return Before Taxes	0.71%	4.59%	3.62%

The following information replaces similar information for Class R4 shares found in the first paragraph and table under Performance Information on page 15 for the Inflation-Protected and Income Fund:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Class R4	Return Before Taxes	-9.09%	4.92%	4.22%

The following information replaces similar information for Class R4 shares found in the first paragraph and table under Performance Information on pages 21 and 22 for the Core Bond Fund:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

Average Annual Total Returns(1)

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Class R4	Return Before Taxes	-1.78%	5.89%	4.44%

(1)

Performance information shown for periods prior to November 1, 2004 is based on the historical performance of MassMutual Core Bond Fund, which exchanged substantially all of its assets for shares of the Fund on October 31, 2004. MassMutual Core Bond Fund is the accounting survivor (i.e., its financial and accounting records have been carried forward by the Fund).

The following information replaces similar information for Class R4 and Class R3 shares found in the first paragraph and table under Performance Information on pages 27 and 28 for the Diversified Bond Fund:

Performance for Class R4 and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted to reflect Class R4 and Class R3 expenses, respectively.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Class R4	Return Before Taxes	-0.86%	6.68%	4.52%
Class R3	Return Before Taxes	-1.10%	6.41%	4.26%

The following information replaces similar information for Class R4 shares found in the first paragraph and table under Performance Information on pages 33 and 34 for the High Yield Fund:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

Average Annual Total Returns

(For the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Class R4	Return Before Taxes	10.58%	15.17%	7.51%

The following information replaces similar information for Class R4 and Class R3 shares found in the first paragraph and table under Performance Information on pages 47 and 48 for the Barings Dynamic Allocation Fund:

Performance for Class R4 and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted to reflect Class R4 and Class R3 expenses, respectively.

Average Annual Total Returns

(For the periods ended December 31, 2013)

		One Year	Since Inception (11/28/11)
Class R4	Return Before Taxes	12.69%	9.29%
Class R3	Return Before Taxes	12.41%	9.04%

The following information replaces similar information for Class R4 shares found in the table under Performance Information on page 60 for the Main Street Fund:

Average Annual Total Returns

(For the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (12/31/04)
Class R4	Return Before Taxes	31.32%	17.71%	6.37%

The following information replaces similar information for Class R4 shares found in the table under Performance Information on page 76 for the Global Fund:

Average Annual Total Returns

(For the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (12/31/04)
Class R4	Return Before Taxes	26.44%	17.48%	7.09%

The following information replaces similar information for Class R4 shares found in the first paragraph and table under Performance Information on page 85 for the Focused International Fund:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (12/01/05)
Class R4	Return Before Taxes	13.86%	9.69%	4.88%

The following information replaces similar information for Class R4 and Class R3 shares found in the first paragraph and table under Performance Information on page 91 for the Strategic Emerging Markets Fund:

Performance for Class R4 and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted to reflect Class R4 and Class R3 expenses, respectively.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (11/03/08)
Class R4	Return Before Taxes	-6.26%	11.94%	11.82%
Class R3	Return Before Taxes	-6.50%	11.67%	11.57%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Short-Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated September 17, 2014 to the

Prospectus dated February 3, 2014, Revised as of April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class R4 shares found in the first paragraph and table under Performance Information on page 9 for the Short-Duration Bond Fund:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

Average Annual Total Returns

(For the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Class R4	Return Before Taxes	0.71%	4.59%	3.62%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Inflation-Protected and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated September 17, 2014 to the

Prospectus dated February 3, 2014, Revised as of April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class R4 shares found in the first paragraph and table under Performance Information on page 15 for the Inflation-Protected and Income Fund:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Class R4	Return Before Taxes	-9.09%	4.92%	4.22%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated September 17, 2014 to the

Prospectus dated February 3, 2014, Revised as of April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class R4 shares found in the first paragraph and table under Performance Information on pages 21 and 22 for the Core Bond Fund:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

Average Annual Total Returns(1)

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Class R4	Return Before Taxes	-1.78%	5.89%	4.44%

(1)

Performance information shown for periods prior to November 1, 2004 is based on the historical performance of MassMutual Core Bond Fund, which exchanged substantially all of its assets for shares of the Fund on October 31, 2004. MassMutual Core Bond Fund is the accounting survivor (i.e., its financial and accounting records have been carried forward by the Fund).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Diversified Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated September 17, 2014 to the

Prospectus dated February 3, 2014, Revised as of April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class R4 and Class R3 shares found in the first paragraph and table under Performance Information on pages 27 and 28 for the Diversified Bond Fund:

Performance for Class R4 and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted to reflect Class R4 and Class R3 expenses, respectively.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Class R4	Return Before Taxes	-0.86%	6.68%	4.52%
Class R3	Return Before Taxes	-1.10%	6.41%	4.26%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated September 17, 2014 to the

Prospectus dated February 3, 2014, Revised as of April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class R4 shares found in the first paragraph and table under Performance Information on pages 33 and 34 for the High Yield Fund:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

Average Annual Total Returns

(For the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Class R4	Return Before Taxes	10.58%	15.17%	7.51%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Barings Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated September 17, 2014 to the

Prospectus dated February 3, 2014, Revised as of April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class R4 and Class R3 shares found in the first paragraph and table under Performance Information on pages 47 and 48 for the Barings Dynamic Allocation Fund:

Performance for Class R4 and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted to reflect Class R4 and Class R3 expenses, respectively.

Average Annual Total Returns

(For the periods ended December 31, 2013)

		One Year	Since Inception (11/28/11)
Class R4	Return Before Taxes	12.69%	9.29%
Class R3	Return Before Taxes	12.41%	9.04%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Main Street Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated September 17, 2014 to the

Prospectus dated February 3, 2014, Revised as of April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class R4 shares found in the table under Performance Information on page 60 for the Main Street Fund:

Average Annual Total Returns

(For the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (12/31/04)
Class R4	Return Before Taxes	31.32%	17.71%	6.37%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Global Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated September 17, 2014 to the

Prospectus dated February 3, 2014, Revised as of April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class R4 shares found in the table under Performance Information on page 76 for the Global Fund:

Average Annual Total Returns

(For the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (12/31/04)
Class R4	Return Before Taxes	26.44%	17.48%	7.09%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Focused International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated September 17, 2014 to the

Prospectus dated February 3, 2014, Revised as of April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class R4 shares found in the first paragraph and table under Performance Information on page 85 for the Focused International Fund:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (12/01/05)
Class R4	Return Before Taxes	13.86%	9.69%	4.88%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Strategic Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated September 17, 2014 to the

Prospectus dated February 3, 2014, Revised as of April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class R4 and Class R3 shares found in the first paragraph and table under Performance Information on page 91 for the Strategic Emerging Markets Fund:

Performance for Class R4 and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted to reflect Class R4 and Class R3 expenses, respectively.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (11/03/08)
Class R4	Return Before Taxes	-6.26%	11.94%	11.82%
Class R3	Return Before Taxes	-6.50%	11.67%	11.57%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE